Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	$ 42,140,561	$ 42,010,828	$ 31,231,052
Cost of sales	39,683,861	39,968,186	29,211,724
Administrative expenses	2,456,700	2,042,642	2,019,328
Cost of sales administrative expenses	42,140,561	42,010,828	31,231,052
Raw materials and consumables [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	27,080,462	26,298,681	16,343,140
Electrical energy [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	2,586,918	3,530,134	2,820,667
Ferroalloys [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	2,232,759	2,396,516	1,617,352
Refractories [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	767,691	810,315	629,758
Oxygen [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	297,302	293,217	248,029
Electrodes [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	542,117	444,201	434,265
Gas and fuels [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,541,817	1,161,994	767,823
Labor [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	2,272,304	2,024,419	1,831,225
Operation materials [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,366,947	1,339,692	1,033,597
Depreciation and amortization [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,116,872	1,175,108	1,452,271
Maintenance [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	1,250,897	1,561,716	1,262,728
Other expenses [Member]
Cost of Sales and Expenses by their Nature (Details) - Schedule of cost of sales and administration expenses [Line Items]
Cost of sales and expenses	$ 1,084,475	$ 974,835	$ 2,790,197